Employee Benefits - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Jan. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Profit sharing contribution	3.00%		3.00%	3.00%
Company match of participant contributions		100.00%	50.00%	50.00%
Maximum annual compensation contribution	2.00%	4.00%	2.00%	2.00%
Expense under plan	$ 565		$ 363	$ 338
Options outstanding	0		0	0